Debt, Scheduled Principal Repayments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Principal Repayments [Abstract]
December 31, 2026	$ 4,500
December 31, 2027	4,500
December 31, 2028	4,500
December 31, 2029	4,500
December 31, 2030 and thereafter	65,625
Total	83,625	$ 77,417
Financing Costs [Abstract]
Net additions in deferred financing costs	$ 1,133	$ 26